Property, plant and equipment - Net carrying amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 15,314	$ 15,701
Building under finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,819	6,631
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,020	1,049
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	155	185
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,624	2,188
Production and test equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,696	5,013
Production and test equipment under finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0	$ 635